Note 12 - Stock Options and Warrants	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Notes to Financial Statements
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
Note 11
. Stock Options and Warrants

Stock Options

The Company uses the Black-Scholes option pricing model to value options issued to employees, directors and consultants. Compensation expense, including the estimated effect of forfeitures, is recognized over the period of service, generally the vesting period. Stock compensation expense and the weighted average assumptions used to calculate the fair values of stock options granted during the periods indicated were as follows:

	Three Months Ended June 30,				Six Months Ended June 30,
	2016			2015	2016			2015
Risk-free interest rate	1.1%	-	1.2%	1.6%	1.1%	-	1.4%	1.6%
Expected volatility	80%	-	83%	59%	78%	-	83%	59%
Expected life (in years)		4.2		4.1		4.2		4.1
Expected dividend yield		-		-		-		-
Weighted average per share grant date fair value		$0.11		$0.95		$0.12		$0.95
Stock-based compensation		$140,474		$209,089		$436,859		$418,298

The risk-free interest rate was based on rates established by the Federal Reserve. The expected volatility was based upon the historical volatility for the Company’s common stock. The Company utilized historical data to determine the expected life of stock options. The dividend yield reflected the fact that the Company has not historically paid dividends, and does not expect to pay dividends in the foreseeable future. Stock-based compensation is included in general and administrative expenses in the accompanying condensed consolidated statements of operations. The unamortized amount of stock options expense totaled $280,428 as of June 30, 2016 which will be recognized over a weighted-average period of 2.2 years.

Option transactions under the stock option plans during the six months ended June 30, 2016 were as follows:

	Number	Weighted Average Exercise Price
Outstanding as of January 1, 2016	217,002	$52.20
Granted during 2016	112,750	4.00
Exercised	-	-
Cancelled /expired	34,860	67.18
Outstanding as of June 30, 2016	294,892	$31.79
Exercisable as of June 30, 2016	189,456	$45.36

Grants under the stock option plans during the six months ended June 30, 2016 were as follows:

Number
Consultant grants	11,000
Executive grants	40,000
Employee grants	51,750
Annual grants to outside directors	10,000
Total	112,750

Options granted during the reporting period had terms ranging from five to ten years. All options were issued at an exercise price equal to the fair value on the date of grant. Consultant grants vesting periods range from vesting immediately upon issuance to vesting monthly over a one-year period from the date of issuance. Executive grants vesting periods range from vesting immediately upon issuance to vesting quarterly over a two-year period from the date of issuance. Employee grants vest annually over a three-year period from the date of issuance. Director grants vest over a one-year period from the date of issuance. The aggregate fair value of the options granted was $271,444 for the six months ended June 30, 2016.

Cancellations for the six months ended June 30, 2016 related to employee terminations.

The weighted average remaining contractual life of the outstanding options as of June 30, 2016 was 5.1 years.

The intrinsic value associated with the options outstanding and exercisable was $3,900 and $1,900, respectively, as of June 30, 2016. The closing price of the Company’s common stock at June 30, 2016 was $3.40 per share.

Stock Warrants

Stock warrants during the six months ended June 30, 2016 were as follows:

	Number	Weighted Average Exercise Price
Outstanding as of January 1, 2016	202,500	$26.20
Granted during 2016	750,000	5.00
Outstanding as of June 30, 2016	952,500	$9.49
Exercisable as of June 30, 2016	202,500	$26.20

In connection with the June 17, 2016 offering, the Company issued 750,000 warrants. Each Warrant expires five years from the date of issuance, has an exercise price of $5.00 per share, and is exercisable six months from the date of issuance. The Company utilized the Black-Scholes model to value these warrants and attributed a value to them of $791,290 which was accounted for as an addition to additional paid-in capital. Assumptions included an interest rate of 1.17%, a term of 5 years, expected volatility of 81%, and a dividend yield of zero. The risk-free interest rate was based on rates established by the Federal Reserve. The expected volatility was based upon the historical volatility for the Company’s common stock. The Company utilized safe harbor guidelines allowed by the Securities and Exchange Commission to estimate the expected life of the warrants. The dividend yield reflected the fact that the Company has not historically paid dividends, and does not expect to pay dividends in the foreseeable future.

The weighted average remaining contractual life of the warrants was five years.

The aggregate intrinsic value associated with the warrants outstanding and exercisable as of June 30, 2016 was $192,000.

Cashless Exercises

The number of shares issuable upon the exercise of an option or a warrant will be lower if a holder exercises on a cashless basis. Under a cashless exercise, the holder uses a portion of the shares that would otherwise be issuable upon exercise, rather than cash, as consideration for the exercise. The amount of net shares issuable in connection with a cashless exercise will vary based on the exercise price of the option or warrant compared to the market price of the Company’s common stock on the date of exercise.

Note 12. Stock Option Plans
and Warrants

Stock Options
Plans

The 2007 Equity Compensation Plan (the “2007 Plan”) became effective in January 2007 and provides for the issuance of options, restricted stock and other stock-based instruments to officers and employees, consultants and directors of the Company. The total number of shares of common stock issuable under the 2007 Plan is 120,196. A total of 106,842 stock options or common stock have been issued under the 2007 Plan as of December 31, 2015.

The 2007 Incentive Stock Plan became effective in May 2007 and provides for the issuance of up to 125,000 shares of common stock in the form of options or restricted stock (the “2007 Incentive Stock Plan”). Shareholders approved an increase in the number of authorized shares of common stock issuable under the 2007 Incentive Stock Plan from 125,000 to 250,000 in November 2012. A total of 147,471 stock options, common stock or restricted stock have been issued under the 2007 Incentive Stock Plan as of December 31, 2015.

Options granted under both the 2007 Plan and the 2007 Incentive Plan have terms up to ten years and are exercisable at a price per share not less than the fair value of the underlying common stock on the date of grant. The total number of shares of common stock that remain available for issuance as of December 31, 2015 under the 2007 Plan and the 2007 Incentive Stock Plan combined is 115,883 shares.

The 2008 Non-Employee Directors Compensation Plan (the “2008 Directors Plan”) became effective in August 2008 and provides for the issuance of up to 50,000 shares of common stock in the form of options or restricted stock. In November 2013, shareholders approved an increase in the number of shares of common stock issuable under the 2008 Directors Plan to 100,000. A total of 68,625 stock options or common stock have been issued under the 2008 Directors Plan as of December 31, 2015. Options granted under the 2008 Directors Plan have terms of up to ten years and are exercisable at a price per share equal to the fair value of the underlying common stock on the date of grant. The total number of shares of common stock that remain available for issuance as of December 31, 2015 under the 2008 Directors Plan is 31,375 shares.

The Company uses the Black-Scholes model to value options granted to employees, directors and consultants. Compensation expense, including the effect of forfeitures, is recognized over the period of service, generally the vesting period. The Company bases its forfeiture rate on past experience with a higher forfeiture rate applied in the initial years of the vesting period and lower rates applied in the later years of the vesting period. Stock-based compensation for the amortization of stock options granted under the Company’s stock option plans totaled $1,016,705, $953,470, and $1,182,523 for the years ended December 31, 2015, 2014, and 2013, respectively. Stock-based compensation is included in general and administrative expenses in the accompanying consolidated statements of operations.

The unamortized amount of stock options expense was $585,688 as of December 31, 2015 which will be recognized over a weighted-average period of 0.8 year.

The fair values of stock option grants were calculated on the dates of grant using the Black-Scholes option pricing model and the following weighted average assumptions:

	Years Ended December 31,
	2015			2014			2013
Risk-free interest rate	1.5%	-	1.7%	1.1%	-	1.8%	0.8%	-	1.9%
Expected volatility	58%	-	77%	47%	-	60%	65%	-	68%
Expected life (in years)	4.1	-	4.2	4.1	-	5.3	5.0	-	6.5
Expected dividend yield		0%			0%			0%

The risk-free interest rate was based on rates established by the Federal Reserve. The Company’s expected volatility was based upon the historical volatility for its common stock. The expected life of the Company’s options was determined using the simplified method as a result of limited historical data regarding the Company’s activity. Beginning in the fourth quarter of 2014, the Company began utilizing its historical data regarding the Company’s activity as it relates to the expected life of stock options.
The dividend yield is based upon the fact that the Company has not historically paid dividends, and does not expect to pay dividends in the foreseeable future. The Company reviews its forfeiture rate annually to update its assumption for recent experience. Forfeiture rates used in 2015 ranged from 3% to 10%.

During the first quarter of 2011, the Company issued 4,500 shares of restricted stock to two executives. The fair value of $354,600 was based on the closing market price of the Company’s common stock on the date of grant. The restricted stock vested over a three year period, of which 3,000 shares were vested and 1,500 shares of restricted stock were forfeited due to the resignation of an executive in November 2012. Stock-based compensation for restricted stock totaled $59,100 for the year ended December 31, 2013 and was also the period in which the restricted stock was fully vested.

Option transactions under the stock option plans during the years ended December 31, 2015, 2014 and 2013 were as follows:

	Number of Options	Weighted Average Exercise Price
Outstanding as of January 1, 2013	195,802	57.00
Granted during 2013	47,500	48.00
Exercised	(21,008)	24.60
Forfeited /expired	(19,544)	101.40
Outstanding as of December 31, 2013	202,750	54.00
Granted during 2014	36,854	28.40
Exercised	(17,045)	14.80
Forfeited /expired	(22,674)	35.60
Outstanding as of December 31, 2014	199,885	54.60
Granted during 2015	43,938	29.20
Exercised	(21,327)	31.60
Forfeited /expired	(5,494)	38.80
Outstanding as of December 31, 2015	217,002	52.20

Exercisable as of December 31, 2015	168,637	53.60

Grants under the stock option plans were as follows:

	For the Years Ended December 31,
	2015	2014	2013
Annual grants to outside directors	10,000	10,000	10,000
Executive grants	11,563	8,604	6,250
Employee grants	22,375	15,750	31,250
Non-employee grants	-	2,500	-
Total	43,938	36,854	47,500

All options granted during the reporting period had a ten year term and were issued at an exercise price equal to the fair value on the date of grant. Director grants vest over a one year period from the date of issuance. Executive grants vesting periods range from vesting immediately upon issuance to vesting monthly or quarterly over a one or two year period from the date of issuance. Employee grants range from vesting immediately upon issuance to vesting over a one to three year period from the date of issuance. Non-employee grants vesting periods range from vesting immediately upon issuance to vesting over one year from the date of issuance.

Forfeited or expired options under the stock option plans were as follows:

	For the Years Ended December 31,
	2015	2014	2013
Employee terminations	4,119	9,260	19,544
Expired	1,375	12,702	-
Repurchased	-	713	-
Total	5,494	22,675	19,544

The weighted-average fair values of the options granted during 2015, 2014, and 2013 were $13.60, $13.40, and $28.80, respectively. Outstanding options of 217,002 as of December 31, 2015 had exercise prices that ranged from $9.20 to $105 and had a weighted-average remaining contractual life of 6.8 years. Exercisable options of 168,637 as of December 31, 2015 had exercise prices that ranged from $13.60 to $105 and had a weighted-average remaining contractual life of 6.3 years.

As of December 31, 2015, there was no aggregate intrinsic value associated with the outstanding and exercisable options. The closing price of the Company’s common stock at December 31, 2015, was $7.60 per share. The Company calculates the intrinsic value of stock options and warrants as the difference between the closing price of the Company’s common stock at the end of the reporting period and the exercise price of the stock options and warrants.

Stock Warrants

Warrant transactions during the years ended December 31, 2015, 2014 and 2013 were as follows:
	Number of Warrants	Weighted Average Exercise Price
Outstanding as of December 31, 2013	22,500	$100.00
Granted during 2014	180,000	$16.80
Outstanding as of December 31, 2014 and 2015	202,500	$26.20

In October 2014, the Company issued 180,000 warrants to purchase shares of common stock under the Company’s Financing of which 60,000 warrants had an exercise price of $0.20 per share and 120,000 warrants had an exercise price of $25.20 per share.

As of December 31, 2015, all warrants were exercisable and had a weighted average remaining contractual life of 5.7 years.

The aggregate intrinsic value associated with the warrants outstanding and exercisable as of December 31, 2015 was $444,000. The closing price of the Company’s common stock at December 31, 2015 was $7.60 per share.